Investments in Equity Investees - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Jun. 30, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Oct. 31, 2014 CNY (¥)	Aug. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Nov. 30, 2015	Oct. 31, 2015
Subsidiary, Sale of Stock [Line Items]
License agreement, term				5 years
Share of loss in equity method investments					¥ (13,013,791)	$ (2,008,983)	¥ (3,712,530)	¥ (2,375,826)
Share-based compensation expense					34,007,629	5,249,873	3,672,300	29,237,416
Gain on disposal of subsidiaries					3,339,394	515,514	165,392,382
Proceeds from disposal of equity method investees							25,040,812
Impairment charges of investment in equity investees					0		¥ 0	¥ 41,700,000
Qihoo 360 Technology Co., Ltd.,
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage				50.00%
System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage				50.00%
Payment for equity fund investment					223,400,000	35,000,000
Share of loss in equity method investments					(11,100,000)	(1,700,000)
Gain in other comprehensive income					3,300,000	500,000
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage									42.00%	46.70%
Sale of equity method investment ownership percentage	33.30%	33.30%
Consideration on sale of equity method investment | $		$ 0
Share-based compensation expense	¥ 2,700,000
Equity interest acquired in Fei Fan										100.00%
Equity interest exchanged										30.00%
Gain on disposal of subsidiaries					¥ 3,300,000	$ 500,000
Equity Method Investee
Subsidiary, Sale of Stock [Line Items]
Sale of equity method investment ownership percentage			100.00%
Gain on disposal of subsidiaries			¥ 23,800,000
Proceeds from disposal of equity method investees			14,000,000
Recovered loan receivables			¥ 9,800,000
Tandem Fund II, L.P. ("Tandem Fund")
Subsidiary, Sale of Stock [Line Items]
Sale of equity method investment ownership percentage							75.00%
Gain on disposal of subsidiaries							¥ 3,100,000
Proceeds from disposal of equity method investees							¥ 11,000,000
Minimum
Subsidiary, Sale of Stock [Line Items]
License agreements, expected payment | $				$ 160,000,000